Leases - Summary of Cash Outflows From Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows from lease	₩ 180,884	₩ 207,305